Document and Entity Information	6 Months Ended
Jun. 30, 2014
Document and Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Entity Registrant Name	SuperCom Ltd
Entity Central Index Key	0001291855
Trading Symbol	SPCB
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2014